Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

October 31, 2013

Dates Covered
Collections Period	10/01/13 - 10/31/13
Interest Accrual Period	10/15/13 - 11/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/13	214,074,155.45	21,217
Yield Supplement Overcollateralization Amount at 09/30/13	5,347,906.01	0

Receivables Balance at 09/30/13	219,422,061.46	21,217
Principal Payments	11,983,917.44	509
Defaulted Receivables	533,822.54	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	4,862,766.55	0

Pool Balance at 10/31/13	202,041,554.93	20,675

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,495,652.77	332
Past Due 61-90 days	897,081.86	71
Past Due 91 + days	355,555.43	28

Total	5,748,290.06	431

Total 31+ Delinquent as % Ending Pool Balance	2.85%

Recoveries	258,340.95

Aggregate Net Losses/(Gains) - October 2013	275,481.59

Overcollateralization Target Amount	12,122,493.30
Actual Overcollateralization	12,122,493.30

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	5.92%
Weighted Average Remaining Term	29.52

Flow of Funds	$ Amount

Collections	12,939,388.90
Advances	(4,766.21)
Investment Earnings on Cash Accounts	363.30
Servicing Fee	(182,851.72)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	12,752,134.27

Distributions of Available Funds
(1) Class A Interest	226,389.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	11,310,644.49
(9) Distribution to Certificateholders	1,117,431.20
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	12,752,134.27

Servicing Fee	182,851.72
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 10/15/13	201,229,706.12
Principal Paid	11,310,644.49
Note Balance @ 11/15/13	189,919,061.63

Class A-1
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-2
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-3
Note Balance @ 10/15/13	24,501,706.12
Principal Paid	11,310,644.49
Note Balance @ 11/15/13	13,191,061.63
Note Factor @ 11/15/13	6.1929867%

Class A-4
Note Balance @ 10/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	127,995,000.00
Note Factor @ 11/15/13	100.0000000%

Class B
Note Balance @ 10/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	24,366,000.00
Note Factor @ 11/15/13	100.0000000%

Class C
Note Balance @ 10/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	24,367,000.00
Note Factor @ 11/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	324,058.58
Total Principal Paid	11,310,644.49

Total Paid	11,634,703.07

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	22,664.08
Principal Paid	11,310,644.49

Total Paid to A-3 Holders	11,333,308.57

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4057183
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1608213
Total Distribution Amount	14.5665396

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1064041
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.1016173
Total A-3 Distribution Amount	53.2080214

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 09/30/13	54,805.96
Balance as of 10/31/13	50,039.75
Change	(4,766.21)

Reserve Account
Balance as of 10/15/13	2,064,965.17
Investment Earnings	61.09
Investment Earnings Paid	(61.09)
Deposit/(Withdrawal)	—
Balance as of 11/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17